ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.0%
	COMMUNICATIONS — 12.1%
75,000	Liberty Global PLC - Class C*[1,2]	$1,598,250
61,000	Liberty Latin America Ltd. - Class C*[2]	425,170
112,000	Lumen Technologies, Inc.[1]	1,115,520
157,000	Nerdy, Inc.*	480,420
130,000	Vodafone Group PLC - ADR[1]	1,744,600
		5,363,960
	CONSUMER DISCRETIONARY — 20.2%
149,000	Cie Plastic Omnium S.A.	2,762,707
400,000	Countryside Partnerships PLC*[3]	1,120,167
42,000	General Motors Co.[1]	1,604,820
211,000	Haier Smart Home Co., Ltd. - Class D	239,668
34,100	Lennar Corp.	2,103,288
19,500	Magna International, Inc.[2]	1,125,735
		8,956,385
	CONSUMER STAPLES — 1.5%
300,000	Greencore Group PLC*	296,410
244,797	Naked Wines PLC*	379,225
		675,635
	ENERGY — 6.1%
10,609	Chevron Corp.	1,676,858
17,500	DCC PLC	1,007,210
		2,684,068
	FINANCIALS — 27.3%
18,000	AerCap Holdings N.V.*[2]	792,900
196,000	Barclays PLC - ADR[1]	1,526,840
100,753	Burford Capital Ltd.	944,559
26,980	Citigroup, Inc.[1]	1,316,894
5,200	Fairfax Financial Holdings Ltd.[1,2]	2,594,176
71,000	Jefferies Financial Group, Inc.[1]	2,278,390
77,766	Kingstone Cos., Inc.	305,620
40,000	Power Corp. of Canada	1,028,476
112,500	Protector Forsikring A.S.A.	1,347,116
		12,134,971
	INDUSTRIALS — 12.7%
21,000	Ashtead Group PLC	1,031,693
7,500	FedEx Corp.	1,581,075
70,000	ISS A/S*	1,225,658
30,000	Sulzer A.G.	1,790,366
		5,628,792

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.3%
510,000	Eurocell PLC	$947,955
48,000	Resolute Forest Products, Inc.*[1]	972,480
		1,920,435
	REAL ESTATE — 2.1%
127,733	Five Point Holdings LLC - Class A*	466,226
7,000	Howard Hughes Corp.*	445,410
		911,636
	TECHNOLOGY — 1.7%
20,000	Dell Technologies, Inc. - Class C1	765,800
	TOTAL COMMON STOCKS
	(Cost $43,641,850)	39,041,682
	PREFERRED STOCKS — 2.3%
	ENERGY — 2.3%
3,357	Elk Liquidating Trust *[4,5,6]	68,280
3,073	EPI Preferred Holdings, Inc.[4,5,6]	958,905
		1,027,185
	TOTAL PREFERRED STOCKS
	(Cost $356,451)	1,027,185

Principal Amount
	SHORT-TERM INVESTMENTS — 9.3%
$4,124,464	UMB Bank Demand Deposit, 0.01%[7]	4,124,464
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,124,464)	4,124,464
	TOTAL INVESTMENTS — 99.6%
	(Cost $48,122,765)	44,193,331
	Other Assets in Excess of Liabilities — 0.4%	198,749
	TOTAL NET ASSETS — 100.0%	$44,392,080

Number of Shares
	SECURITIES SOLD SHORT — (1.0)%
	EXCHANGE-TRADED FUNDS — (1.0)%
(2,500)	iShares Russell 2000 ETF	(458,750)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(458,750)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(458,750)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,691,725, which represents 19.6% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,120,167 which represents 2.5% of Total Net Assets.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represent 2.3% of Total Net Assets. The aggregate value of these securities is $1,027,185.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.